SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price Per Share
Outstanding at December 31, 2022	$ 64.20	$ 664.68	$ 683.04
Granted		134.52	597.00
Terminated (in dollars per share)		597.00
Outstanding and exercisable at September 30, 2023		$ 64.20	$ 664.68
ADS
ADSs Underlying Warrants
Outstanding at December 31, 2022	280,735	11,440	8,991
Granted		448,779	2,449
Terminated (in shares)		(19,362)
Exercised Pre-Funded Warrants		(160,122)
Outstanding and exercisable at September 30, 2023	864,068	280,735	11,440
Weighted Average Exercise Price Per Share
Outstanding at December 31, 2022	$ 24.71
Outstanding and exercisable at September 30, 2023	$ 16.13	$ 24.71
ADS | Warrants
ADSs Underlying Warrants
Granted	583,333
Weighted Average Exercise Price Per Share
Granted	$ 12.00
ADS | Pre-Funded Warrants
ADSs Underlying Warrants
Granted	170,833
Exercised Pre-Funded Warrants	(170,833)